Interests in Other Entities - Schedule of Summarized Balance Sheet (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Summarized Balance Sheet [Line Items]
Current assets	$ 21,925,696	$ 39,853,988
Current liabilities	(18,896,967)	(14,932,985)
Non-current assets	38,207,883	46,627,888
Net assets	22,323,683	42,871,904
Accumulated non-controlling interests	(2,363,526)	(1,920,100)
Radiopharm Ventures LLC [Member]
Schedule of Summarized Balance Sheet [Line Items]
Current assets
Current liabilities
Current net assets
Non-current assets	1,107,185	1,229,761
Non-current net assets	1,107,185	1,229,761
Net assets	261,074	1,152,892
Accumulated non-controlling interests	$ (2,363,526)	$ (1,920,100)